December 17, 1996


                           DREYFUS CASH MANAGEMENT
                     DREYFUS GOVERNMENT CASH MANAGEMENT
                   DREYFUS TREASURY PRIME CASH MANAGEMENT
                   DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
                     DREYFUS TAX EXEMPT CASH MANAGEMENT
                           [Institutional Shares]
                      Supplement to Combined Prospectus
                           Dated November 20, 1996

     The following information supplements and supersedes any contrary information contained in the section of the Combined Prospectus entitled "How to Buy Shares":

Dreyfus Cash Management, Dreyfus Government Cash Management, and Dreyfus Treasury Prime Cash Management - Each of these Fund's net asset value per share is determined twice daily: as of 5:00 p.m., New York time/2:00 p.m., California time, and as of 8:00 p.m., New York time/5:00 p.m., California time, on each day the New York Stock Exchange or, as to Dreyfus Cash Management only, the New York Stock Exchange or the Transfer Agent, is open for business.

     An order placed to Dreyfus Institutional Services Division after 5:00 p.m., New York time/2:00 p.m., California time, but by 8:00 p.m., New York time/5:00 p.m., California time, on a given day, will become effective at the price determined at 8:00 p.m., New York time/5:00 p.m., California time, on that day, if Federal Funds are received by 11:00 a.m., New York time, on the next business day, and shares so purchased will begin to accrue dividends on the business day following the date the order became effective.

Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management - Each of these Fund's net asset value per share is determined twice daily: as of 12:00 Noon, New York time, and as of 8:00 p.m., New York time, on each day the New York Stock Exchange is open for business.

     An order placed to Dreyfus Institutional Services Division after 12:00 Noon, New York time, but by 8:00 p.m., New York time, on a given day, will become effective at the price determined at 8:00 p.m., New York time, on that day, if Federal Funds are received by 11:00 a.m., New York time, on the next business day, and shares so purchased will begin to accrue dividends on the business day following the date the order became effective.

     The following information supplements and supersedes any contrary information contained in the section of the Combined Prospectus entitled "How to Redeem Shares":

Dreyfus Cash Management, Dreyfus Government Cash Management, and Dreyfus Treasury Prime Cash Management - If a redemption request is received after 5:00 p.m., New York time, but by 8:00 p.m., New York time, the redemption request will be effective on that day, the shares will receive the dividend declared on that day, and the proceeds of redemption, if wire transfer is requested, ordinarily will be transmitted in Federal Funds on the next business day.

Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management - If a redemption request is received after 12:00 Noon, New York time, but by 8:00 p.m., New York time, the redemption request will be effective on that day, the shares will receive the dividend declared on that day, and the proceeds of redemption, if wire transfer is requested, ordinarily will be transmitted in Federal Funds on the next business day.

                                                  December 17, 1996


                           DREYFUS CASH MANAGEMENT
                     DREYFUS GOVERNMENT CASH MANAGEMENT
                   DREYFUS TREASURY PRIME CASH MANAGEMENT
                   DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
                     DREYFUS TAX EXEMPT CASH MANAGEMENT
                           [Administrative Shares]
                      Supplement to Combined Prospectus
                           Dated November 20, 1996

     The following information supplements and supersedes any contrary information contained in the section of the Combined Prospectus entitled "How to Buy Shares":

Dreyfus Cash Management, Dreyfus Government Cash Management, and Dreyfus Treasury Prime Cash Management - Each of these Fund's net asset value per share is determined twice daily: as of 5:00 p.m., New York time/2:00 p.m., California time, and as of 8:00 p.m., New York time/5:00 p.m., California time, on each day the New York Stock Exchange or, as to Dreyfus Cash Management only, the New York Stock Exchange or the Transfer Agent, is open for business.

     An order placed to Dreyfus Institutional Services Division after 5:00 p.m., New York time/2:00 p.m., California time, but by 8:00 p.m., New York time/5:00 p.m., California time, on a given day, will become effective at the price determined at 8:00 p.m., New York time/5:00 p.m., California time, on that day, if Federal Funds are received by 11:00 a.m., New York time, on the next business day, and shares so purchased will begin to accrue dividends on the business day following the date the order became effective.

Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management - Each of these Fund's net asset value per share is determined twice daily: as of 12:00 Noon, New York time, and as of 8:00 p.m., New York time, on each day the New York Stock Exchange is open for business.

     An order placed to Dreyfus Institutional Services Division after 12:00 Noon, New York time, but by 8:00 p.m., New York time, on a given day, will become effective at the price determined at 8:00 p.m., New York time, on that day, if Federal Funds are received by 11:00 a.m., New York time, on the next business day, and shares so purchased will begin to accrue dividends on the business day following the date the order became effective.

     The following information supplements and supersedes any contrary information contained in the section of the Combined Prospectus entitled "How to Redeem Shares":

Dreyfus Cash Management, Dreyfus Government Cash Management, and Dreyfus Treasury Prime Cash Management - If a redemption request is received after 5:00 p.m., New York time, but by 8:00 p.m., New York time, the redemption request will be effective on that day, the shares will receive the dividend declared on that day, and the proceeds of redemption, if wire transfer is requested, ordinarily will be transmitted in Federal Funds on the next business day.

Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management - If a redemption request is received after 12:00 Noon, New York time, but by 8:00 p.m., New York time, the redemption request will be effective on that day, the shares will receive the dividend declared on that day, and the proceeds of redemption, if wire transfer is requested, ordinarily will be transmitted in Federal Funds on the next business day.


                                                  December 17, 1996


                           DREYFUS CASH MANAGEMENT
                     DREYFUS GOVERNMENT CASH MANAGEMENT
                   DREYFUS TREASURY PRIME CASH MANAGEMENT
                   DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
                     DREYFUS TAX EXEMPT CASH MANAGEMENT
                              [Investor Shares]
                      Supplement to Combined Prospectus
                           Dated November 20, 1996

     The following information supplements and supersedes any contrary information contained in the section of the Combined Prospectus entitled "How to Buy Shares":

Dreyfus Cash Management, Dreyfus Government Cash Management, and Dreyfus Treasury Prime Cash Management - Each of these Fund's net asset value per share is determined twice daily: as of 5:00 p.m., New York time/2:00 p.m., California time, and as of 8:00 p.m., New York time/5:00 p.m., California time, on each day the New York Stock Exchange or, as to Dreyfus Cash Management only, the New York Stock Exchange or the Transfer Agent, is open for business.

     An order placed to Dreyfus Institutional Services Division after 5:00 p.m., New York time/2:00 p.m., California time, but by 8:00 p.m., New York time/5:00 p.m., California time, on a given day, will become effective at the price determined at 8:00 p.m., New York time/5:00 p.m., California time, on that day, if Federal Funds are received by 11:00 a.m., New York time, on the next business day, and shares so purchased will begin to accrue dividends on the business day following the date the order became effective.

Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management - Each of these Fund's net asset value per share is determined twice daily: as of 12:00 Noon, New York time, and as of 8:00 p.m., New York time, on each day the New York Stock Exchange is open for business.

     An order placed to Dreyfus Institutional Services Division after 12:00 Noon, New York time, but by 8:00 p.m., New York time, on a given day, will become effective at the price determined at 8:00 p.m., New York time, on that day, if Federal Funds are received by 11:00 a.m., New York time, on the next business day, and shares so purchased will begin to accrue dividends on the business day following the date the order became effective.

     The following information supplements and supersedes any contrary information contained in the section of the Combined Prospectus entitled "How to Redeem Shares":

Dreyfus Cash Management, Dreyfus Government Cash Management, and Dreyfus Treasury Prime Cash Management - If a redemption request is received after 5:00 p.m., New York time, but by 8:00 p.m., New York time, the redemption request will be effective on that day, the shares will receive the dividend declared on that day, and the proceeds of redemption, if wire transfer is requested, ordinarily will be transmitted in Federal Funds on the next business day.

Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management - If a redemption request is received after 12:00 Noon, New York time, but by 8:00 p.m., New York time, the redemption request will be effective on that day, the shares will receive the dividend declared on that day, and the proceeds of redemption, if wire transfer is requested, ordinarily will be transmitted in Federal Funds on the next business day.


                                                  December 17, 1996


                           DREYFUS CASH MANAGEMENT
                     DREYFUS GOVERNMENT CASH MANAGEMENT
                   DREYFUS TREASURY PRIME CASH MANAGEMENT
                   DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
                     DREYFUS TAX EXEMPT CASH MANAGEMENT
                            [Participant Shares]
                      Supplement to Combined Prospectus
                           Dated November 20, 1996

     The following information supplements and supersedes any contrary information contained in the section of the Combined Prospectus entitled "How to Buy Shares":

Dreyfus Cash Management, Dreyfus Government Cash Management, and Dreyfus Treasury Prime Cash Management - Each of these Fund's net asset value per share is determined twice daily: as of 5:00 p.m., New York time/2:00 p.m., California time, and as of 8:00 p.m., New York time/5:00 p.m., California time, on each day the New York Stock Exchange or, as to Dreyfus Cash Management only, the New York Stock Exchange or the Transfer Agent, is open for business.

     An order placed to Dreyfus Institutional Services Division after 5:00 p.m., New York time/2:00 p.m., California time, but by 8:00 p.m., New York time/5:00 p.m., California time, on a given day, will become effective at the price determined at 8:00 p.m., New York time/5:00 p.m., California time, on that day, if Federal Funds are received by 11:00 a.m., New York time, on the next business day, and shares so purchased will begin to accrue dividends on the business day following the date the order became effective.

Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management - Each of these Fund's net asset value per share is determined twice daily: as of 12:00 Noon, New York time, and as of 8:00 p.m., New York time, on each day the New York Stock Exchange is open for business.

     An order placed to Dreyfus Institutional Services Division after 12:00 Noon, New York time, but by 8:00 p.m., New York time, on a given day, will become effective at the price determined at 8:00 p.m., New York time, on that day, if Federal Funds are received by 11:00 a.m., New York time, on the next business day, and shares so purchased will begin to accrue dividends on the business day following the date the order became effective.

     The following information supplements and supersedes any contrary information contained in the section of the Combined Prospectus entitled "How to Redeem Shares":

Dreyfus Cash Management, Dreyfus Government Cash Management, and Dreyfus Treasury Prime Cash Management - If a redemption request is received after 5:00 p.m., New York time, but by 8:00 p.m., New York time, the redemption request will be effective on that day, the shares will receive the dividend declared on that day, and the proceeds of redemption, if wire transfer is requested, ordinarily will be transmitted in Federal Funds on the next business day.

Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management - If a redemption request is received after 12:00 Noon, New York time, but by 8:00 p.m., New York time, the redemption request will be effective on that day, the shares will receive the dividend declared on that day, and the proceeds of redemption, if wire transfer is requested, ordinarily will be transmitted in Federal Funds on the next business day.

                                                  December 17, 1996


                           DREYFUS CASH MANAGEMENT
                     DREYFUS GOVERNMENT CASH MANAGEMENT
                   DREYFUS TREASURY PRIME CASH MANAGEMENT
                   DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
                     DREYFUS TAX EXEMPT CASH MANAGEMENT

                           Supplement to Combined
                     Statement of Additional Information
                           Dated November 20, 1996

     The following information supplements and supersedes any contrary information contained in the section of the Combined Statement of Additional Information entitled "How to Redeem Shares - Redemption by Wire or Telephone":

     If a redemption request is received after 5:00 p.m., New York time, but by 8:00 p.m., New York time, as to Dreyfus Cash Management, Dreyfus Government Cash Management, and Dreyfus Treasury Prime Cash Management, or after 12:00 Noon, New York time, but by 8:00 p.m., New York time, as to Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management, the redemption request will be effective on that day and the relevant Fund will initiate payment for shares redeemed pursuant to this procedure on the following business day. Otherwise, a redemption request received will be effective, and payment for shares redeemed pursuant to this procedure will be initiated, on the following business day.